Financial results (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of detail of financial results

	2021	2020	2019
Financial income
Gain on derivatives	6,424	59,669	84,862
Derivative gains - capped call	13,463	-	-
Gains from financial investments	37,629	182,966	225,535
Inflation indexation	15,349	28,043	42,967
(-) Taxes on financial income (a)	(16,791)	(38,553)	(26,818)
Unrealized gains - conversion right - ESN	186,804	374,994	16,148
Interest income	-	-	7,451
Other	66,591	129,850	39,418
Total financial income	309,469	736,969	389,563

Financial expenses
Loss with derivatives	(3,502)	(428,060)	(86,990)
Derivative losses - capped call	-	(74,728)	(23,229)
Unrealized loss - conversion right	(1,099,653)	(836,596)	(778,557)
Bank charges and expenses	(74,305)	(119,641)	(73,171)
Losses from financial investments	(648)	(65,403)	(111,679)
Interest on leases	(880,626)	(818,529)	(488,278)
Other	(230,893)	(203,235)	(186,361)
Total financial expenses	(2,289,627)	(2,546,192)	(1,748,265)

Foreign exchange rate change, net	(1,561,474)	(3,056,226)	(385,092)

Total	(3,541,632)	(4,865,449)	(1,743,794)

(a)	Relative to taxes on Financial Revenues (PIS and COFINS), according to Decree 8,426 of April 1, 2015.